CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 35,762	$ 30,477
Restricted cash	16,000	21,935
Demand note due from owner	142,069	143,241
Advances to joint ventures	6,535	6,665
Deferred debt issuance cost	2,574	2,603
Current portion of net investment in direct financing lease	2,881	2,809
Current deferred tax asset	323	318
Prepaid expenses and other receivables	4,254	5,091
Total current assets	210,398	213,139
Long-term assets
Restricted cash	15,116	15,184
Other equipment	47	54
Advances to joint ventures	11,051	12,287
Deferred debt issuance cost	11,520	11,974
Net investment in direct financing lease	292,081	292,379
Long-term deferred tax asset	2,134	1,572
Other long-term assets	20,623	21,626
Total long-term assets	352,572	355,076
Total assets	562,970	568,215
Current liabilities
Current portion of long-term debt	19,062	19,062
Trade payables	1,433	864
Amounts due to owners and affiliates	7,291	6,019
Loans and promissory notes due to owners and affiliates	298	467
Value added and withholding tax liability	165	835
Derivative financial instruments	4,482	4,676
Accrued liabilities and other payables	20,697	19,201
Total current liabilities	53,428	51,124
Long-term liabilities
Accumulated losses of joint ventures	61,752	59,630
Long-term debt	188,505	193,271
Derivative financial instruments	6,885	4,544
Other long-term liabilities	19,988	22,206
Total long-term liabilities	277,130	279,651
Total liabilities	330,558	330,775
EQUITY
Total Partners’ capital	242,381	245,709
Accumulated other comprehensive income (loss)	(9,969)	(8,269)
Total equity	232,412	237,440
Total liabilities and equity	562,970	568,215
Common units public [Member]
EQUITY
Total Partners’ capital	204,268	206,979
Total equity	204,268	206,979
Common units Hoegh LNG [Member]
EQUITY
Total Partners’ capital	5,281	5,366
Total equity	5,281	5,366
Subordinated units [Member]
EQUITY
Total Partners’ capital	32,832	33,364
Total equity	$ 32,832	$ 33,364